THE RBB FUND INC.

Abbey Capital Multi Asset Fund (the “Fund”)
Class I Shares (Ticker: MAFIX)
Class A Shares (Ticker: MAFAX)
Class C Shares (Ticker: MAFCX)
_____________________________________________________________________

Supplement dated May 16, 2025
to the Statutory Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”) dated December 31, 2024
______________________________________________________________________

Effective June 2, 2025 the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Abbey Capital Multi Asset Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Abbey Capital Multi Asset Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Funds at 1-844-261-6484.
Investors should retain this supplement for future reference.

THE RBB FUND INC.

Abbey Capital Futures Strategy Fund (the “Fund”)
Class I Shares (Ticker: ABYIX)
Class A Shares (Ticker: ABYAX)
Class C Shares (Ticker: ABYCX)
_____________________________________________________________________

Supplement dated May 16, 2025
to the Statutory Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”) dated December 31, 2024
______________________________________________________________________

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Abbey Capital Futures Strategy Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Abbey Capital Futures Strategy Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Funds at 1-844-261-6484.
Investors should retain this supplement for future reference.